UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 29, 2001

Check here if Amendment: [_]; Amendment Number: ____

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:     Van Eck Associates Corporation
Address:  99 Park Avenue, 8th Floor
          New York, NY 10016

Form 13F File Number: 28-2763

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex Bogaenko
Title: Controller
Phone: (212) 293-2052

Signature, Place, and Date of Signing:

/s/ Alex Bogaenko                New York, NY                 August 10,2001
    [Signature]                  [City, State]                   [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.

     1.   None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     168

Form 13F Information Table Value Total:     $236,840
                                            (thousands)


List of Other Included Managers:

None

SEC FORM 13F              REPORTING MANAGER: VAN ECK ASSOCIATES CORP
3/30/01                                                                                                             SEC USE ONLY
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                          ITEM 2:         ITEM 3:    ITEM 4:       ITEM 5:   ITEM 6:           ITEM 7:            ITEM 8:
                                                                                                              VOTING
                                                                                  INVESTMENT                  AUTHORITY
                                                                                  DISCRETION                            (SHARES)
                                                                                  ---------------------       ----------------------
                                                                                           (b)
                                                                                         SHARED-        MANA-
                                                              FAIR       SHARES OR   (a)   As     (c)   GERS             (b)    (c)
                                                             MARKET      PRINCIPAL  SOLE defined SHARED  SEE   (a)SOLE  SHARED- NONE
NAME OF ISSUER               TITLE OF CLASS      CUSIP #      VALUE        AMOUNT        in Inst. OTHER INSTR
                                                             $(000)                         V             V
------------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMMUNICATIONS             COMMON      000886101    $       132     20,000   X                          20,000
AK STEEL HOLDING CORP.             COMMON      001547108    $     3,450    275,098   X                         275,098
AMB PROPERTY CORPORATION           COMMON      00163T109    $     2,396     93,000   X                          93,000
ASA  LTD                           COMMON      002050102    $     3,732    195,000   X                         195,000
AGILENT TECHNOLOGIES INC           COMMON      00846U101    $        91      2,800   X                           2,800
AGNICO EAGLE MINES LTD             COMMON      008474108    $     5,587    657,300   X                         657,300
ALCOA INC                          COMMON      013817101    $     2,928     74,320   X                          74,320
AMERICAN EXPRESS CO.               COMMON      025816109    $       194      5,000   X                           5,000
AMERICAN INTERNATIONAL GROUP INC   COMMON      026874107    $       430      5,000   X                           5,000
UM CORP.                           COMMON      032511107    $       270      5,000   X                           5,000
ANGLOGOLD LIMITED               SPONSORED ADR  035128206    $     6,364    355,359   X                         355,359
ANNALY MORTGAGE MGMT. INC          COMMON      035710409    $       166     12,100   X                          12,100
APACHE CORP.                       COMMON      037411105    $     1,061     20,900   X                          20,900
APARTMENT INVESTMENT & MGMT. CO.    CL A       03748R101    $       482     10,000   X                          10,000
AQUILA INC                          CL A       03840J106    $        17        700   X                             700
ARCH COAL INC                      COMMON      039380100    $     1,242     48,000   X                          48,000
ARCHSTONE COMMUNITIES            SH BEN INT    039581103    $       616     23,900   X                          23,900
ASSOCIATED ESTATES RLTY CORP.      COMMON      045604105    $        29      3,000   X                           3,000
AVALONBAY COMMUNITIES INC          COMMON      053484101    $       912     19,500   X                          19,500
BRE PROPERTIES INC.                 CL A       05564E106    $       364     12,000   X                          12,000
BARRICK GOLD CORP.                 COMMON      067901108    $     9,379    619,071   X                         619,071
BEDFORD PROPERTY INVS. INC      COM PAR $0.02  076446301    $       974     46,500   X                          46,500
BIO-TECHNOLOGY GENERAL CORP.       COMMON      090578105    $     1,352    104,000   X                         104,000
BOISE CASCADE CORP.                COMMON      097383103    $     1,530     43,500   X                          43,500
BOSTON PROPERTIES INC              COMMON      101121101    $     2,908     71,100   X                          71,100
BRANDYWINE REALTY              SH BEN INT NEW  105368203    $       135      6,000   X                           6,000
BROADWING INC                      COMMON      111620100    $       245     10,000   X                          10,000
CVS CORP.                          COMMON      126650100    $       205      5,300   X                           5,300
CABOT INDUSTRIAL TRUST             COMMON      127072106    $       126      6,000   X                           6,000
CAMDEN PROPERTY                  SH BEN INT    133131102    $       184      5,000   X                           5,000
CENDANT CORPORATION                COMMON      151313103    $       215     11,000   X                          11,000
CENTRAL FUND CANADA                 CL A       153501101    $     2,171    660,000   X                         660,000
CHEVRON CORP.                      COMMON      166751107    $     2,407     26,600   X                          26,600
CISCO SYSTEMS INC                  COMMON      17275R102    $       164      9,000   X                           9,000
CLEAR CHANNEL COMMUNICATIONS       COMMON      184502102    $       470      7,500   X                           7,500
COMINCO LTD                        COMMON      200435105    $     1,022     55,300   X                          55,300
COMPANIA DE MINAS                 SPONSORED
  BUENAVENTURA                    ADR SER B    204448104    $     2,237    121,300   X                         121,300
CONSOL ENERGY INC                  COMMON      20854P109    $       228      9,000   X                           9,000
COOPER CAMERON CORP.               COMMON      216640102    $       837     15,000   X                          15,000
COSTCO WHOLESALE CORP. NEW         COMMON      22160K105    $       411     10,000   X                          10,000
CRESCENT REAL ESTATE               COMMON      225756105    $     2,469    100,500   X                         100,500
DANA CORP.                         COMMON      235811106    $       934     40,000   X                          40,000
DENBURY RESOURCES INC            COMMON NEW    247916208    $       113     12,000   X                          12,000
DEVELOPERS DIVERSIFIED RLTY CO.    COMMON      251591103    $       276     15,000   X                          15,000
DEVON ENERGY CORP.                 COMMON      25179M103    $     2,696     51,350   X                          51,350
DIAMOND OFFSHORE DRILLING INC      COMMON      25271C102    $     1,011     30,600   X                          30,600
DOMINION RES. INC                  COMMON      25746U109    $       992     16,500   X                          16,500
DUKE WEEKS REALTY CORP.          COMMON NEW    264411505    $       932     37,500   X                          37,500
DURBAN ROODEPORT DEEP LTD       SPONSORED ADR  266597301    $       334    290,624   X                         290,624
EMC CORP.                          COMMON      268648102    $       174      6,000   X                           6,000
ENSCO INTERNATIONAL INC            COMMON      26874Q100    $     1,890     80,750   X                          80,750
EOG RESOURCES INC                  COMMON      26875P101    $       356     10,000   X                          10,000
EL PASO CORPORATION                COMMON      28336L109    $       964     18,350   X                          18,350
ELECTRONIC DATA SYSTEM NEW         OMMON       285661104    $       156      2,500   X                           2,500
ENRON CORPORATION                  COMMON      293561106    $     1,401     28,600   X                          28,600
EQUITY OFFICE PROPERTIES           COMMON      294741103    $     5,365    169,609   X                         169,609
EQUITY RESIDENTIAL               SH BEN INT    29476L107    $     3,704     65,500   X                          65,500
EXXON MOBIL CORP                   COMMON      30231G102    $     1,619     18,536   X                          18,536
FMC TECHNOLOGIES INC               COMMON      30249U101    $        89      4,300   X                           4,300
FEDERAL NATIONAL MTG               COMMON      313586109    $       639      7,500   X                           7,500
FEDERAL REALTY INVT            SH BEN INT NEW  313747206    $       436     21,000   X                          21,000
GABLES RESIDENTIAL               SH BEN INT    362418105    $       150      5,000   X                           5,000
GENERAL ELECTRIC CO.               COMMON      369604103    $       585     12,000   X                          12,000
GENERAL GROWTH PROPERTIES INC      COMMON      370021107    $       773     19,700   X                          19,700
GENZYME CORP.                   COM GENL DIV   372917104    $       293      4,800   X                           4,800
GEORGIA PACIFIC CORP.          COM GA PAC GRP  373298108    $       475     14,050   X                          14,050
GLAMIS GOLD LTD                    COMMON      376775102    $     4,044  1,424,000   X                       1,424,000
GLIMCHER REALTY                  SH BEN INT    379302102    $       125      7,000   X                           7,000
GLOBAL MARINE INC                  COMMON      379352404    $     1,277     68,550   X                          68,550
GOLD FIELDS LTD NEW             SPONSORED ADR  38059T106    $    11,519  2,524,390   X                       2,524,390
GOLDEN CYCLE CORP.                 COMMON      380894105    $       288     50,000   X                          50,000
GOLDCORP INC NEW                   COMMON      380956409    $     8,792    814,800   X                         814,800
GRUPO TELEVISA SA DE CV        SP ADR REP ORD  40049J206    $       756     18,900   X                          18,900
GRUPO ELEKTRA SA DE CV         GLOBL DEP RCPT  40050A102    $       951    100,000   X                         100,000
H & CB                         SPON ADR 1/2SH  404008203    $        75      6,775   X                           6,775
HRPT PROPERTIES                COM SH BEN INT  40426W101    $       487     50,000   X                          50,000
HALLIBURTON CO.                    COMMON      406216101    $       103      2,900   X                           2,900
HARMONY GOLD MINING LTD.        SPONSORED ADR  413216300    $     6,073  1,061,703   X                       1,061,703
HIGHLANDS INSURANCE GROUP INC.     COMMON      431032101    $        15      3,000   X                           3,000
HILTON HOTELS CORP.                COMMON      432848109    $     1,195    103,000   X                         103,000
HOME DEPOT INC.                    COMMON      437076102    $       349      7,500   X                           7,500
HOMESTAKE MINING CO.               COMMON      437614100    $    22,969  2,963,740   X                       2,963,740
HOST MARRIOTT CORP. NEW            COMMON      44107P104    $     3,621    289,250   X                         289,250
iSTAR  FINANCIAL INC               COMMON      45031U101    $       536     19,000   X                          19,000
INDIA FUND INC                     COMMON      454089103    $        73      7,000   X                           7,000
INTERNATIONAL PAPER CO.            COMMON      460146103    $     1,749     49,000   X                          49,000
INTERSTATE HOTELS CORPORATION      COMMON      46088R108    $         0         22   X                              22
JDS  UNIPHASE CORP.                COMMON      46612J101    $        96      7,500   X                           7,500
KILROY REALTY CORP.                COMMON      49427F108    $       437     15,000   X                          15,000
KIMCO REALTY CORP.                 COMMON      49446R109    $       474     10,000   X                          10,000
LTC PROPERTIES INC                 COMMON      502175102    $        23      5,000   X                           5,000
LIBERTY PROPERTY TRUST           SH BEN INT    531172104    $       104      3,500   X                           3,500
LILLY (ELI) & CO.                  COMMON      532457108    $       555      7,500   X                           7,500

MACERICH COMPANY                   COMMON      554382101    $       744     30,000   X                          30,000
MACK CALI REALTY                   COMMON      554489104    $       684     24,000   X                          24,000
MARSH & MCLENNAN COS. INC          COMMON      571748102    $       495      4,900   X                           4,900
MASSEY ENERGY CORP.                COMMON      576206106    $       498     25,200   X                          25,200
MEDTRONIC INC                      COMMON      585055106    $       368      8,000   X                           8,000
MERCK & CO. INC                    COMMON      589331107    $       511      8,000   X                           8,000
MERCURY INTERACTIVE CORP.          COMMON      589405109    $       300      5,000   X                           5,000
MILLS CORPORATION                  COMMON      601148109    $       308     12,500   X                          12,500
MIRANT CORP.                       COMMON      604675108    $     1,066     31,000   X                          31,000
MISSION WEST PPTYS INC             COMMON      605203108    $       125      9,000   X                           9,000
NABORS INDUSTRIES INC              COMMON      629568106    $     1,663     44,700   X                          44,700
NEW PLAN EXCEL REALTY TR. INC      COMMON      648053106    $       505     33,000   X                          33,000
NEWFIELD EXPLORATION COMPANY       COMMON      651290108    $     1,314     41,000   X                          41,000
NEWHALL LAND & FARMING         DEPOSITARY REC  651426108    $        55      2,000   X                           2,000
NEWMONT MINING CORP.               COMMON      651639106    $     7,699    413,698   X                         413,698
NOBLE DRILLING CORP.               COMMON      655042109    $     1,667     50,900   X                          50,900
OCCIDENTAL PETROLEUM CORP.         COMMON      674599105    $     1,364     51,300   X                          51,300
OCEAN ENERGY INC                   COMMON      67481E106    $     3,281    188,000   X                         188,000
VIMPEL COMMUNICATION            SPONSORED ADR  68370R109    $        71      4,300   X                           4,300
ORACLE SYSTEMS CORP.               COMMON      68389X105    $       190     10,000   X                          10,000
PEABODY ENERGY CORP.               COMMON      704549104    $       115      3,500   X                           3,500
PFIZER INC                         COMMON      717081103    $       401     10,000   X                          10,000
PHELPS DODGE CORP.                 COMMON      717265102    $       436     10,500   X                          10,500
PHILLIPS PETROLEUM CO.             COMMON      718507106    $     1,140     20,000   X                          20,000
PLACER DOME INC                    COMMON      725906101    $    16,042  1,636,925   X                       1,636,925
PLUM CREEK TIMBER CO. INC          COMMON      729251108    $       359     12,800   X                          12,800
POST PROPERTIES INC                COMMON      737464107    $       606     16,000   X                          16,000
POTASH CORP. SASK INC              COMMON      73755L107    $       287      5,000   X                           5,000
PRENTISS PROPERTIES              SH BEN INT    740706106    $     2,358     89,650   X                          89,650
PRIME GROUP REALTY               SH BEN INT    74158J103    $       230     17,000   X                          17,000
PRIDE INTERNATIONAL INC            COMMON      741932107    $       124      6,500   X                           6,500
PROLOGIS                         SH BEN INT    743410102    $       795     35,000   X                          35,000
PUBLIC STORAGE INC                 COMMON      74460D109    $       771     26,000   X                          26,000
ROWAN COMPANIES INC                COMMON      779382100    $       840     38,000   X                          38,000
ROYAL DUTCH PETROLEUM CO.      NY REG GLD 1.25  80257804    $     1,707     29,300   X                          29,300
ROYAL GOLD INC                     COMMON      780287108    $       264     86,000   X                          86,000
SL GREEN REALTY CORP.              COMMON      78440X101    $       470     15,500   X                          15,500
ST PAUL COS INC                    COMMON      792860108    $       507     10,000   X                          10,000
SCHLUMBERGER LTD                   COMMON      806857108    $     1,985     37,700   X                          37,700
SEALED AIR CORP.                   COMMON      81211K100    $       596     16,000   X                          16,000
SECURITY CAPITAL GROUP INC          CL A       81413P204    $       663     31,000   X                          31,000
SHAW GROUP INC                     COMMON      820280105    $     1,203     30,000   X                          30,000
SHURGARD STORAGE CENTERS INC       COMMON      82567D104    $       436     14,000   X                          14,000
SILICONWARE PRECISION             SPONSORED
  INDUSTRIES LTD                   ADR SP  L   827084864    $     1,661    589,100   X                         589,100
SIMON PROPERTY GROUP INC           COMMON      828806109    $     2,877     96,000   X                          96,000
SMITH INTERNATIONAL INC            COMMON      832110100    $       737     12,300   X                          12,300
CHARLE E SMITH RESIDENTIAL REALTY  COMMON      832197107    $       371      7,500   X                           7,500
SOLECTRON CORP.                    COMMON      834182107    $       256     14,000   X                          14,000
SOVRAN SELF STORAGE INC            COMMON      84610H108    $       109      4,000   X                           4,000
SPIEKER PROPERTIES INC             COMMON      848497103    $       785     13,100   X                          13,100
STARWOOD HOTELS & RESORTS        PAIRED CTF    85590A203    $       485     13,000   X                          13,000
STILLWATER MINING CO.              COMMON      86074Q102    $     1,563     53,450   X                          53,450
TARGET CORP.                       COMMON      87612E106    $       277      8,000   X                           8,000
TAUBMAN CENTERS INC                COMMON      876664103    $       812     58,000   X                          58,000
TELENORTELESTE PART S. A.         SPONSORED
                                   ADR PFD     879246106    $       816     53,500   X                          53,500
TELEFONOS DE MEXICO S. A.         SPONSORED
                                  ADR ORD L    879403780    $     2,390     68,100   X                          68,100
TEVA PHARMACEUTICAL INDS LTD         ADR       881624209    $       932     15,000   X                          15,000
TOTAL FINA ELF S.A.             SPONSORED ADR  89151E109    $       519      7,400   X                           7,400
TRIZECHAHN CORP.                   SUB VTG     896938107    $       982    104,000   X                         104,000
TYCO INTERNATIONAL LTD. NEW        COMMON      902124106    $     1,880     34,500   X                          34,500
US RESTAURANT INC.                 COMMON      902971100    $        37      2,500   X                           2,500
USX US STEEL GROUP                 COMMON      90337T101    $     1,592     79,000   X                          79,000
UNITED DOMINION REALTY INC         COMMON      910197102    $       715     50,000   X                          50,000
UNITED TECHNOLOGIES CORP.          COMMON      913017109    $       366      5,000   X                           5,000
VIACOM INC                          CL B       925524308    $       505      9,765   X                           9,765
VORNADO REALTY TRUST             SH BEN INT    929042109    $       859     22,000   X                          22,000
WALTER INDUSTRIES INC              COMMON      93317Q105    $        36      3,000   X                           3,000
WEYERHAEUSER CO.                   COMMON      962166104    $       594     10,800   X                          10,800
WILLAMETTE INDUSTRIES INC          COMMON      969133107    $       371      7,500   X                           7,500
WILLIAMS COS INC                   COMMON      969457100    $     1,318     40,000   X                          40,000
WYNDHAM INTERNATIONAL INC           CL A       983101106    $         2        652   X                             652
SANTA FE INTERNATIONAL CORP.         ORD       G7805C108    $     1,457     50,250   X                          50,250
TRANSOCEAN SEDCO FOREX INC           ORD       G90078109    $     2,089     50,643   X                          50,643
FLEXTRONICS INTL. LTD                ORD       Y2573F102    $       371     14,200   X                          14,200
                                                            $   236,840 19,123,580                          19,123,580